Consolidated Statements of Financial Position - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
ASSETS
NON-CURRENT ASSETS	€ 84,284	€ 71,396
Intangible assets	11,725	11,488
Goodwill	16,519	17,044
Property, plant and equipment	22,725	23,769
Rights of use	7,579	4,982
Investments accounted for by the equity method	12,773	427
Financial assets and other non-current assets	7,347	7,270
Deferred tax assets	5,616	6,416
CURRENT ASSETS	24,929	33,655
Inventories	1,749	1,718
Receivables and other current assets	8,287	7,523
Tax receivables	2,120	902
Other current financial assets	3,835	2,495
Cash and cash equivalents	8,580	5,604
Non-current assets and disposal groups held for sale	358	15,413
Total allocated assets	109,213	105,051
EQUITY AND LIABILITIES
EQUITY	28,684	18,260
Equity attributable to equity holders of the parent and other holders of equity instruments	22,207	11,235
Equity attributable to non-controlling interests	6,477	7,025
NON-CURRENT LIABILITIES	55,034	58,674
Non-current financial liabilities	35,290	42,297
Non-current lease liabilities	6,391	4,039
Payables and other non-current liabilities	3,089	2,561
Deferred tax liabilities	2,602	2,620
Non-current provisions	7,662	7,157
CURRENT LIABILITIES	25,495	28,117
Current financial liabilities	7,005	8,123
Current lease liabilities	1,679	1,255
Payables and other current liabilities	13,210	10,912
Current tax payables	2,026	1,732
Current provisions	1,441	1,304
Liabilities associated with non-current assets and disposal groups held for sale	134	4,791
TOTAL EQUITY AND LIABILITIES	€ 109,213	€ 105,051